Consolidated Statements of Operations - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Operating revenue	₩ 23,436,050	₩ 23,546,929	₩ 23,164,202
Revenue	23,220,052	23,259,541	22,798,330
Others	215,998	287,388	365,872
Operating expenses	22,335,190	22,477,837	21,781,098
Operating profit	1,100,860	1,069,092	1,383,104
Finance income	374,243	406,328	296,139
Finance costs	(435,659)	(644,531)	(515,087)
Share of net profit (losses) of associates and joint venture	(5,467)	(13,892)	2,599
Profit before income tax	1,033,977	816,997	1,166,755
Income tax expense	314,565	270,656	334,910
Profit for the year	719,412	546,341	831,845
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	645,571	461,559	745,090
Profit (loss) for the year attributable to Non-controlling interest	₩ 73,841	₩ 84,782	₩ 86,755
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 2,634	₩ 1,884	₩ 3,043
Diluted earnings per share	₩ 2,634	₩ 1,883	₩ 3,041